Commitments and Contingent Liabilities (Details) € in Thousands, $ in Thousands		3 Months Ended	6 Months Ended
	Sep. 10, 2024 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Commitments and Contingent Liabilities [Abstract]
Purchase obligation		$ 6,058	$ 6,058	$ 8,044
Non-paid purchase obligation		1,029	1,029	$ 2,349
Cost claim letter	€ 2,096		$ 2,459
Provision amount		$ 323